Fresh Start Accounting - Estimated Fair Value of Debt at Emergence (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments		$ 6,914		$ 6,623
Write-off of unamortized debt issuance costs		0	$ 0	0	$ 66
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans		$ (24)	$ 0	$ (47)	$ 0
Debt, fair value	$ 7,301
Secured Debt | Senior secured notes
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	866
Write-off of unamortized debt issuance costs	9
Write-off of discounts for pre-issuance accrued interest settled upon issuance of senior secured notes (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	15
Debt, fair value	890
Secured Debt | Credit facilities contained within variable interest entities
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	736
Write-off of unamortized debt issuance costs	1
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(33)
Debt, fair value	704
Floating rate debt obligations | Senior Credit Facilities
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	5,636
Write-off of unamortized debt issuance costs	26
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(155)
Debt, fair value	5,507
Total
Fresh-Start Adjustment [Line Items]
Carrying value after reorganization adjustments	7,238
Write-off of unamortized debt issuance costs	36
Write-off of discounts for pre-issuance accrued interest settled upon issuance of senior secured notes (4% cash interest of $5 million and 8% paid-in kind interest of $10 million)	15
Fair value adjustment to record discount on the senior secured credit facilities and Ship Finance Loans	(188)
Debt, fair value	$ 7,101